Schedule of Investments
August 31, 2022 (unaudited)
Parvin Hedged Equity Solari World Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 78.78%

Agricultural Chemicals - 3.26%
Nutrien Ltd. (Canada)			1,750	160,598

Agricultural Services - 2.36%
Calavo Growers, Inc.			2,750	115,610

Arrangement of Transportation of Freight & Cargo - 0.00%
C.H. Robinson Worldwide, Inc.			1,600	182,640

Beverages - 1.77%
Ambev SA ADR (2)			30,000	87,000

Consumer Staple Products - 3.94%
Orkla ASA ADR (2)			23,000	193,200

Crude Petroleum & Natural Gas - 1.75%
GeoPark Ltd. (Colombia)			7,000	86,100

Electromedical & Electrotherapeutic Apparatus - 3.58%
Medtronic plc (2)			2,000	175,840

Industrial Inoragnic Chemicals - 3.73%
Air Products & Chemicals, Inc.			725	183,026

Insurance Agents, Brokers & Services - 5.38%
BB Seguridade Participacoes SA ADR			16,000	86,720
Zurich Insurance Group AG ADR			4,000	177,200

				263,920

Miscellaneous Manufacturing Industries - 3.67%
Amcor PLC (Switzerland)			15,000	180,150

Petroleum Refining - 3.56%
Equinor ASA ADR			4,500	174,555

Radiotelephone Communications - 2.86%
Mobile TeleSystems PJSC ADR			10,000	55,000
SK Telecom Co. Ltd. ADR			4,000	85,400

				140,400

Retail - Eating Places- 3.96%
Cracker Barrel Old Country Store, Inc. (2)			1,800	194,292

Search, Detection, Navigation, Guidance, Aeronautical Systems - 3.61%
Garmin Ltd. (2)			2,000	176,980

Semiconductors & Related Devices - 7.05%
ChipMOS Technologies, Inc. ADR			3,750	86,887
Intel Corp.			5,500	175,560
Taiwan Semiconductor Manufacturing Co. Ltd. (2)			1,000	83,350

				345,797

Services - Business Services - 6.50%
eBay, Inc.			4,000	176,520
MercadoLibre, Inc. (Argentina) (2)			100	85,536
Qiwi PLC ADR (2)			10,000	56,700

				318,756

Services - Prepackaged Software - 3.80%
Adobe, Inc. (2)			500	186,720

Surgical & Medical Instruments & Apparatus - 7.15%
3M Co.			1,400	174,090
Becton, Dickinson & Co.			700	176,694

				350,784

Switchgear & Switchboard Apparatus - 3.51%
ABB Ltd. ADR (2)			6,250	172,313

Telephone Communications - 3.62%
Telenor ASA ADR			16,250	177,450

Total Common Stock			(Cost $ 4,188,298)	3,866,131

Money Market Registered Investment Companies - 21.05%

First American Government Obligations Fund Class X - 2.04% (3)				932,783
Fidelity Investments Money Market Government Portfolio - Class I 2.03% (3)				100,263

Total Money Market Registered Investment Companies			(Cost $ 1,033,046)	1,033,046

Options Purchased - 4.40%

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Put Options
iShares MSCI EAFE ETF, June 16, 2023, Put @ $60.00	150	6/16/2023	900,000	58,125
iShares MSCI Emerging Markets ETF, June 16, 2023, Put @ $35.00	200	6/16/2023	700,000	32,600
S&P 500 Index, June 16, 2023, Put @ $3,500.00	8	6/16/2023	2,800,000	125,408

Total Options (Cost $ 233,395)	358		4,400,000	216,133

Total Investments - 104.24%			(Cost $ 5,454,739)	5,115,310

Other Assets less Liabilities - -4.24%				(208,031)

Total Net Assets - 100.00%				4,907,279

Options Written - 0.00%

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)

Call Options Written
Becton, Dickinson & Co., Strike $270.00	(7)	9/16/2022	(189,000)	(210)
CH Robinson Worldwide, Inc., Strike $120.00	(16)	9/16/2022	(192,000)	(912)
Nutrien, Ltd., Strike $95.00	(17)	9/16/2022	(161,500)	(3,825)

	(40)		(542,500)	(4,947)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$4,899,177	$0
Level 2 - Other Significant Observable Inputs			216,133	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$5,115,310	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 31, 2022.